Loss Per Share	12 Months Ended
Dec. 31, 2013
Loss Per Share
(25)	LOSS PER SHARE

The computation of basic and diluted loss per share is as follows:

	Year ended December 31, 2011	Year ended December 31, 2012	Year ended December 31, 2013
Numerator used in basic loss per share
Net loss attributable to LDK Solar CO., Ltd. shareholders	(620,869)	(970,971)	(1,610,068)
Accretion to redemption value of redeemable non-controlling interests	(34,590)	(153,984)	(33,077)

Net loss available to LDK Solar CO., Ltd. shareholders	(655,459)	(1,124,955)	(1,643,145)

Shares (denominator):
Weighted average number of ordinary shares outstanding used in computing basic loss per share	133,806,940	130,492,366	178,930,738

Loss per share – basic	(4.90)	(8.62)	(9.18)

Loss per share – diluted	(4.90)	(8.62)	(9.18)

The computation of basic and dilutive loss per share for the years ended December 31, 2011, 2012 and 2013 reflects a reduction of the weighted average of 6,345,450 ordinary shares deemed to have been retired as a result of the Prepaid Forward Contracts (see Note 19).

During the year ended December 31, 2013, the Group’s dilutive potential ordinary shares outstanding consist of convertible senior notes and share options. The computation of diluted loss per share for the year ended December 31, 2013 did not assume conversion of the convertible senior notes because, when applying the as-if converted method, the effect of the 41,133 ordinary shares issuable upon conversion of the convertible senior notes under the conversion terms of the convertible senior notes agreements was anti-dilutive. In computing diluted loss per share for the year ended December 31, 2013, there was no dilutive effect of outstanding share options of 9,564,244 by applying the treasury stock method because the impact was anti-dilutive.

During the year ended December 31, 2012, the Group’s dilutive potential ordinary shares outstanding consist of convertible senior notes and share options. The computation of diluted loss per share for the year ended December 31, 2012 did not assume conversion of the convertible senior notes because, when applying the as-if converted method, the effect of the 605,613 ordinary shares issuable upon conversion of the convertible senior notes under the conversion terms of the convertible senior notes agreements was anti-dilutive. In computing diluted loss per share for the year ended December 31, 2012, there was no dilutive effect of outstanding share options of 8,670,108 by applying the treasury stock method because the impact was anti-dilutive.

During the year ended December 31, 2011 the Group’s dilutive potential ordinary shares outstanding consist of convertible senior notes and share options. The computation of diluted loss per share for the year ended December 31, 2011 did not assume conversion of the convertible senior notes because, when applying the as-if converted method, the effect of the 3,398,960 ordinary shares issuable upon conversion of the convertible senior notes under the conversion terms of the convertible senior notes agreements was anti-dilutive. In computing diluted loss per share for the year ended December 31, 2011, there was no dilutive effect of outstanding share options of 9,489,285 by applying the treasury stock method because the impact was anti-dilutive.